Earnings (Loss) Per Share - Schedule of Earnings Per Share, Basic and Diluted (Details) - USD ($) $ / shares in Units, $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Numerator [Abstract]
Net loss	$ (72,227)	$ (76,774)	$ (94,718)	$ (79,550)
Deemed dividend attributable to BCF	(6,247)	(5,282)	(5,282)
Net loss attributable to common shareholders	$ (78,474)	$ (82,056)	$ (100,000)	$ (79,550)
Denominator [Abstract]
Weighted average Common shares outstanding- Basic	9,510,996	8,676,669	8,718,104	6,631,873
Weighted average Common shares outstanding- Diluted	9,510,996	8,676,669	8,718,104	6,631,873
Net loss per shares attributable to Common shareholders-Basic and Diluted	$ (8.25)	$ (9.46)	$ (11.47)	$ (12.00)